Lease liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Lease liabilities
Balance at the beginning	$ 672,988
Impact of adoption of IFRS 16		$ 757,553
Business acquisition [note 5]	1,651,746
Additions	852,467	26,424
Repayment	295,316	130,130
Negative variable lease payments		26,003
Interest on lease liability	65,115	45,144
Lease termination	(37,033)
Currency translation	56,849
Balance at the end	2,966,816	672,988
Current	562,136	120,815
Non-current	$ 2,404,680	$ 552,173